Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We make awards of equity to certain employees, including our named executive officers, contractors, and our non-employee directors. The timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of stock options.

Award Timing Method	We make awards of equity to certain employees, including our named executive officers, contractors, and our non-employee directors. The timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information,
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of stock options.
MNPI Disclosure Timed for Compensation Value	false